Long-term Borrowings, Excluding Current Portion - Principal amount and unamortized discount premium and debt issuance costs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Aug. 08, 2018 USD ($)	Aug. 08, 2018 CNY (¥)
Debt Instrument [Line Items]
Principal amount					$ 175,000	¥ 1,195,478
Unamortized debt discount and issuance costs		¥ (1,833)
Convertible note and warrant
Debt Instrument [Line Items]
Principal amount	$ 175,000	1,220,835	$ 175,000	¥ 1,201,060
Unamortized debt discount and issuance costs	(5,101)	(35,586)	(7,212)	(49,500)
Debt instrument convertible carrying amount	$ 169,899	¥ 1,185,249	$ 167,788	¥ 1,151,560